Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Statement of comprehensive income [abstract]
Profit for the period	€ 51.7	€ 56.4	€ 152.2	€ 166.4
Other comprehensive income/(loss):
Actuarial gains/(losses) on defined benefit pension plans	4.7	(13.6)	32.3	(22.1)
Taxation (charge)/credit on measurement of defined benefit pension plans	(1.8)	4.4	(10.2)	7.1
Items not reclassified to the Statement of Profit or Loss	2.9	(9.2)	22.1	(15.0)
(Loss)/gain on investment in foreign subsidiary, net of hedge	(0.5)	(0.4)	5.8	(10.2)
Effective portion of changes in fair value of cash flow hedges and cost of hedging	24.4	(14.7)	39.8	3.2
Taxation (charge)/credit relating to components of other comprehensive income	(5.8)	4.5	(10.7)	2.1
Items that may be subsequently reclassified to the Statement of Profit or Loss	18.1	(10.6)	34.9	(4.9)
Other comprehensive income/(loss) for the period, net of tax	21.0	(19.8)	57.0	(19.9)
Total comprehensive income for the period	72.7	36.6	209.2	146.5
Equity owners of the parent	72.7	36.6	209.2	146.6
Non-controlling interests	€ 0.0	€ 0.0	€ 0.0	€ (0.1)